Recoverable taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Recoverable taxes
Income tax	$ 814	$ 459
Value-added tax	997	484
Others brazilian federal contributions	1,006	1,021
Total	2,817	1,964
Current	2,230	1,603
Non-current	$ 587	$ 361